Schedule of Inventory (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Finished goods	$ 96,618	$ 100,725
TOTAL	$ 338,995	233,510	$ 795,824
Yerbae Brands Corp [Member]
Business Acquisition [Line Items]
Raw material		240,540	54,954
Finished goods		439,228	908,433
Reserve for shrinkage		(3,748)	(1,099)
TOTAL		$ 676,020	$ 962,288